Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2025 Fund
December 31, 2023
Z25-NPRT3-0224
1.9884239.106
Domestic Equity Funds - 27.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	221,332	3,457,202
Fidelity Series Commodity Strategy Fund (a)	4,269	395,447
Fidelity Series Large Cap Growth Index Fund (a)	114,547	2,193,576
Fidelity Series Large Cap Stock Fund (a)	118,848	2,322,282
Fidelity Series Large Cap Value Index Fund (a)	281,069	4,137,340
Fidelity Series Small Cap Core Fund (a)	918	10,332
Fidelity Series Small Cap Opportunities Fund (a)	79,784	1,109,004
Fidelity Series Value Discovery Fund (a)	102,836	1,530,201
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,200,142)		15,155,384

International Equity Funds - 26.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	64,983	954,607
Fidelity Series Emerging Markets Fund (a)	115,706	978,873
Fidelity Series Emerging Markets Opportunities Fund (a)	226,160	3,919,361
Fidelity Series International Growth Fund (a)	138,212	2,367,572
Fidelity Series International Index Fund (a)	76,283	897,083
Fidelity Series International Small Cap Fund (a)	53,544	908,110
Fidelity Series International Value Fund (a)	203,071	2,369,839
Fidelity Series Overseas Fund (a)	182,548	2,367,643
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,305,369)		14,763,088

Bond Funds - 46.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	680,010	5,208,874
Fidelity Series Corporate Bond Fund (a)	322,630	3,006,912
Fidelity Series Emerging Markets Debt Fund (a)	37,209	288,368
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	10,066	94,317
Fidelity Series Floating Rate High Income Fund (a)	5,714	51,599
Fidelity Series Government Bond Index Fund (a)	475,695	4,400,178
Fidelity Series High Income Fund (a)	35,106	295,238
Fidelity Series International Credit Fund (a)	9	72
Fidelity Series International Developed Markets Bond Index Fund (a)	249,750	2,182,813
Fidelity Series Investment Grade Bond Fund (a)	442,092	4,465,129
Fidelity Series Investment Grade Securitized Fund (a)	332,910	3,002,850
Fidelity Series Long-Term Treasury Bond Index Fund (a)	550,816	3,227,782
Fidelity Series Real Estate Income Fund (a)	5,892	55,917
TOTAL BOND FUNDS (Cost $27,586,641)		26,280,049

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $54,092,152)	56,198,521
NET OTHER ASSETS (LIABILITIES) - 0.0%	(436)
NET ASSETS - 100.0%	56,198,085

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6,181,481	1,186,254	1,820,729	169,900	(160,593)	(177,539)	5,208,874
Fidelity Series Blue Chip Growth Fund	4,313,099	439,038	2,361,703	21,262	370,941	695,827	3,457,202
Fidelity Series Canada Fund	1,260,364	141,795	522,808	32,868	(4,760)	80,016	954,607
Fidelity Series Commodity Strategy Fund	516,147	119,931	213,060	18,771	(28,697)	1,126	395,447
Fidelity Series Corporate Bond Fund	3,601,052	543,302	1,165,057	106,412	(28,496)	56,111	3,006,912
Fidelity Series Emerging Markets Debt Fund	360,155	41,793	127,307	16,115	(4,635)	18,362	288,368
Fidelity Series Emerging Markets Debt Local Currency Fund	122,007	10,741	41,112	4,857	2,666	15	94,317
Fidelity Series Emerging Markets Fund	807,116	469,638	327,196	24,518	(13,213)	42,528	978,873
Fidelity Series Emerging Markets Opportunities Fund	5,407,415	634,158	2,343,810	113,181	(25,933)	247,531	3,919,361
Fidelity Series Floating Rate High Income Fund	69,382	9,751	28,684	4,741	325	825	51,599
Fidelity Series Government Bond Index Fund	5,295,708	850,313	1,650,002	105,503	(45,930)	(49,911)	4,400,178
Fidelity Series Government Money Market Fund 5.43%	263,860	45,165	309,025	6,665	-	-	-
Fidelity Series High Income Fund	375,889	43,295	130,790	16,899	(4,972)	11,816	295,238
Fidelity Series International Credit Fund	68	2	-	3	-	2	72
Fidelity Series International Developed Markets Bond Index Fund	2,763,765	412,308	987,843	93,187	(22,186)	16,769	2,182,813
Fidelity Series International Growth Fund	2,925,278	332,338	1,084,486	31,721	78,854	115,588	2,367,572
Fidelity Series International Index Fund	1,212,922	125,652	499,768	26,139	37,371	20,906	897,083
Fidelity Series International Small Cap Fund	930,605	228,391	311,689	30,749	772	60,031	908,110
Fidelity Series International Value Fund	2,917,621	333,770	1,128,817	78,942	68,648	178,617	2,369,839
Fidelity Series Investment Grade Bond Fund	5,413,978	805,677	1,715,312	153,818	(45,878)	6,664	4,465,129
Fidelity Series Investment Grade Securitized Fund	3,712,584	515,807	1,186,669	101,405	(43,331)	4,459	3,002,850
Fidelity Series Large Cap Growth Index Fund	2,733,471	248,455	1,321,452	20,568	192,117	340,985	2,193,576
Fidelity Series Large Cap Stock Fund	2,992,891	304,882	1,251,974	135,332	72,349	204,134	2,322,282
Fidelity Series Large Cap Value Index Fund	5,586,270	701,002	2,423,836	174,151	30,667	243,237	4,137,340
Fidelity Series Long-Term Treasury Bond Index Fund	3,870,821	966,032	1,365,452	86,181	(120,337)	(123,282)	3,227,782
Fidelity Series Overseas Fund	2,922,366	339,297	1,081,971	40,379	84,326	103,625	2,367,643
Fidelity Series Real Estate Income Fund	130,726	10,254	84,776	4,924	(9,149)	8,862	55,917
Fidelity Series Short-Term Credit Fund	22,352	723	23,027	378	313	(361)	-
Fidelity Series Small Cap Core Fund	36,161	209	26,377	201	341	(2)	10,332
Fidelity Series Small Cap Opportunities Fund	1,367,768	153,369	563,013	12,160	23,329	127,551	1,109,004
Fidelity Series Treasury Bill Index Fund	641,778	55,418	696,487	16,095	(753)	44	-
Fidelity Series Value Discovery Fund	2,045,751	279,579	859,155	73,803	(7,599)	71,625	1,530,201
	70,800,851	10,348,339	27,653,387	1,721,828	396,557	2,306,161	56,198,521

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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